Financial income, net (Schedule Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income, net [Abstract]
Interest on marketable securities and bank deposits	$ 1,310	$ 644	$ 2,643
Foreign currency translation differences and derivatives	1,599	2,839	2,563
Total gross financial income	2,909	3,483	5,206
Bank charges and interest on loan	(5,260)	(3,850)	(3,448)
Foreign currency translation differences	(9,453)	(3,180)	(3,434)
Impairment and amortization of premium on marketable securities	(2,214)		(348)
Total gross financial expenses	(16,927)	(7,030)	(7,230)
Financial income, net	$ (14,018)	$ (3,547)	$ (2,024)